FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Narrative Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Debt Disclosure [Abstract]
Line of Credit - Unused Line Fee	$ 8	$ 7
Subordinated notes payable	39,000		39,000
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated notes payable	6,215	0
Issuance of Debt
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated notes payable	$ 6,200
Newly issued subordinated debt, due date	Jan. 15, 2022
Newly issued subordinated debt, interest rate	7.50%